                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-4627
  NAME OF REGISTRANT:                                              VANGUARD CONVERTIBLE SECURITIES FUND
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:                          (610) 669-1000
  DATE OF FISCAL YEAR END:                                         NOVEMBER 30
  DATE OF REPORTING PERIOD:                                        JULY 1, 2006 - JUNE 30, 2007

  FUND:    VANGUARD CONVERTIBLE SECURITIES FUND

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  ISSUER:                LUCENT TECHNOLOGIES INC.
  TICKER:                N/A             CUSIP:     549463AG2
  MEETING DATE:          11/29/2006                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: THE PROPOSED AMENDMENT TO THE INDENTURE,                     ISSUER          YES          FOR               N/A
 DATED AS OF JUNE 4, 2003, AMONG LUCENT, AND THE BANK
OF NEW YORK, AS TRUSTEE (THE  TRUSTEE ), UNDER WHICH
THE DEBENTURES WERE ISSUED (AS AMENDED BY THAT CERTAIN
 FIRST SUPPLEMENTAL INDENTURE, DATED AS OF JUNE 4,
2003, AND AS OTHERWISE AMENDED, MODIFIED OR
SUPPLEMENTED FROM TIME TO TIME, THE  INDENTURE ).

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CONVERTIBLE SECURITIES FUND
  By:     /s/John J. Brennan
             (Heidi Stam)
             John J. Brennan*
             Chairman & Chief Executive Officer
  Date:   August 31, 2007

      *  By Power of Attorney, Filed on August 22, 2007, see File Number 333-145624.
           Incorporated by Reference.